STOCK-BASED COMPENSATION - Additional Information (Details)										1 Months Ended								6 Months Ended			12 Months Ended
		Aug. 21, 2019 shares	Sep. 13, 2018 shares	Aug. 21, 2018 $ / shares shares	Nov. 17, 2017 shares	Oct. 13, 2017 USD ($) $ / shares shares	Apr. 05, 2017 USD ($) $ / shares shares	Dec. 09, 2016 USD ($) $ / shares	Jul. 27, 2016 $ / shares shares	Aug. 21, 2019 shares	Aug. 27, 2018 USD ($) $ / shares shares	Aug. 21, 2018 USD ($) $ / shares shares	Jun. 30, 2017 shares	Mar. 31, 2017 USD ($) $ / shares shares	Jan. 23, 2017 shares	Jul. 27, 2016 USD ($) $ / shares	Oct. 18, 2015 USD ($) $ / shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Jun. 30, 2019 shares	Jun. 30, 2018 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																		0	0		0
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period							1 year				1 year
Restricted Stock Closing Price | $ / shares								$ 6.75
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value | $								$ 4,063,500
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number																		320,800	320,800
Shares, Outstanding																		250,086	250,086
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures		487,057		487,057
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross	[1]																			25,000
Shares, Outstanding	[1]																	4,611,720	4,611,720	4,189,900	4,361,634	3,677,843
December 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period																					192,000	160,000
August 2018 Member
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable Options, Average Remaining Contractual life (years)				3 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number		260,800								260,800
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period										130,400
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																					396,200
Stock or Unit Option Plan Expense																		$ 582,247	¥ 4,057,093	¥ 9,539,917
Stock Issued During Period, Shares, Issued for Services									175,200
Stock Issued During Period, Value, Issued for Services | $																$ 963,600
Restricted Stock Closing Price | $ / shares									$ 5.50							$ 5.50
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number																		60,000	60,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares																		500,844	500,844		382,956
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures																		0	0
Restricted Stock [Member] | March 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period														2 years
Restricted Stock [Member] | March 2017 [Member] | Consulting firm [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Issued for Services			40,000		40,000									40,000
Stock Issued During Period, Value, Issued for Services | $														$ 256,020
Restricted Stock Closing Price | $ / shares														$ 6.4005
Restricted Stock [Member] | April 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period							60,000
Restricted Stock [Member] | April 2017 [Member] | Independent Company [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Issued for Services							60,000
Stock Issued During Period, Value, Issued for Services | $							$ 390,000
Restricted Stock Closing Price | $ / shares							$ 6.50
Restricted Stock [Member] | October 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Closing Price | $ / shares						$ 5.11
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value | $						$ 919,800
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period						180,000
Restricted Stock [Member] | August 2018 Member
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value | $												$ 2,523,240
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period											5,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period												391,200
Restricted Stock [Member] | August 2018 Member | Independent Company [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Issued for Services											5,000
Stock Issued During Period, Value, Issued for Services | $											$ 32,000
Restricted Stock Closing Price | $ / shares											$ 6.40
Restricted Stock For Services [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock or Unit Option Plan Expense																		$ 4,869	¥ 33,927	516,194
Share-based Compensation | ¥																			¥ 0
Restricted Stock For Services [Member] | August 2018 Member
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Closing Price | $ / shares				$ 6.45								$ 6.45
Employees And Non Employee Director [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Closing Price | $ / shares																	$ 4.40
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value | $																	$ 704,000
Senior Manager [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition																		1 year 6 months 4 days	1 year 6 months 4 days
Share-based Compensation																		$ 1,620,000	¥ 11,290,000
Management [Member] | Performance Shares [Member] | December 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period															602,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number																					250,000
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock or Unit Option Plan Expense | ¥																			¥ 0	¥ 0
Share-based Compensation Award, Tranche One [Member] | Employees And Non Employee Director [Member] | Restricted Stock [Member] | October 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period													3,800
Share-based Compensation Award, Tranche One [Member] | Employees [Member] | Restricted Stock [Member] | July 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period									3,800

[1]	Retrospectively restated for effect of stock split on December 27, 2019